Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Quantitative Information About Unobservable Inputs Used in Recurring and Nonrecurring Level 3 Fair Value Measurements (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 2,822	$ 71
Valuation Technique	Market comparable properties	Market comparableproperties
Unobservable Inputs	Comparability adjustments	Comparability adjustments
Collateral-dependent impaired loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	5.00%	5.00%
Collateral-dependent impaired loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	10.00%	10.00%
Foreclosed assets held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0
Valuation Technique	Market comparable properties	Market comparableproperties
Unobservable Inputs	Marketability discount	Marketability discount
Foreclosed assets held for sale | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	10.00%	10.00%
Foreclosed assets held for sale | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	35.00%	35.00%